Debt	6 Months Ended
Jun. 30, 2024
Debt [Abstract]
Debt
7.	Debt:

Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2023 and changes in the six months ended June 30, 2024 are discussed below.

Bank / Vessel(s)
	December 31, 2023	June 30, 2024
Total long term debt:
2nd AVIC Facility (M/T Eco West Coast)	40,817	39,717
Huarong Facility (M/T Eco Malibu)	41,000	39,900
Cargill Facility (M/T Eco Marina Del Ray)	23,094	-
2nd CMBFL Facility (M/T Eco Marina Del Ray)	-	28,000
1st CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	98,552	123,618
1st AVIC Facility (M/T Eco Oceano Ca)	42,777	41,422
Total long term debt	246,240	272,657
Less: Deferred finance fees	(4,279)	(6,450)
Less: Debt discount relating to Vessel fair value participation liability	(1,463)	-
Total long term debt net of deferred finance fees and debt discounts	240,498	266,207

Presented:
Current portion of long-term debt	12,418	13,993
Long term debt	228,080	252,214

Total Debt net of deferred finance fees	240,498	266,207

Cargill Facility

On June 29, 2018 the Company entered into a Sale and Leaseback agreement (“SLB”) and a five-year time charter with Cargill International SA (“Cargill”), a non-affiliated party, for its newbuilding vessel M/T Eco Marina Del Ray delivered in March 2019. Consummation of the SLB took place on the vessel’s delivery date. Following the sale, the Company bareboat chartered back the vessel at a bareboat hire rate of $8,600 per day and simultaneously the vessel commenced its five-year time charter with Cargill. As part of this transaction, the Company had the obligation to buy back the vessel at the end of the five-year period for $22,671. The Company had also entered into a fair value appreciation sharing agreement with Cargill whereby it would share with the latter 25% of the excess of the fair market value of the vessel over a predetermined amount amortized on a daily basis to the facility’s maturity when the vessel was sold or when the loan matured. As a result of Cargill’s entitlement to participate in the appreciation of the market value of the vessel and the Company recognized a participation liability of $5,000 as of December 31, 2023, presented in “Vessel fair value participation liability” in the consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. The Company purchased the vessel on May 1, 2024, on which date the value of the Fair value participation was $4,956. During the six months ended June 30, 2024, the Company amortized $1,419 of Debt discount related to this fair value participation liability, such amortization is presented in Interest and finance costs in the unaudited interim condensed consolidated statements of comprehensive income.

1st CMBFL SLBs

On November 23, 2021 the Company entered into an SLB with China Merchants Bank Financial Leasing Co. Ltd. (“CMBFL”), for its vessels M/T Julius Caesar and M/T Legio X Equestris. Consummation of the SLB took place on January 17 and March 2, 2022, respectively (the “Old CMBFL SLBs”). Following the sale, the Company has bareboat chartered back the vessels for a period of eight years at bareboat hire rates comprising of 32 consecutive quarterly installments of $675 and a balloon payment of $32,403 payable together with the last installment, plus interest based on the three months LIBOR (that was switched to Term SOFR in July 2023 and September 2023 for M/T Julius Caesar and M/T Legio X Equestris respectively) plus 2.60%.

On January 16 and January 23, 2024, the Company exercised its purchase options under the Old CMBFL SLBs and took full ownership of M/Ts Julius Caesar and Legio X Equestris for $48,604 and $49,272 respectively. Following the vessels purchase that was facilitated via Company’s cash and a short-term revolving bridge loan from HSBC Private Bank (Suisse) SA (“HSBC” and the “HSBC Bridge”), the Company on January 18 and January 25, 2024 concluded SLBs (the “1st CMBFL SLBs”) for the financing of M/Ts Julius Caesar and Legio X Equestris respectively from the same institution (CMBFL). The duration of the 1st CMBFL SLBs is for eight years and the Company has continuous options, after the first year, to buy back the vessels at purchase prices stipulated in the 1st CMBFL SLBs depending on when the option will be exercised and at the end of the eight-year period the Company has an option to buy back the vessels for a consideration of $37,500 per vessel. The 1st CMBFL SLBs have a fixed bareboat hire rate of $7,300 per annum that includes both interest and repayment. The consideration from the 1st CMBFL SLBs amounted to $125,000 ($62,500 per vessel) and the SLBs have similar customary covenants and event of default clauses as the SLBs that preceded them with CMBFL. Under the HSBC Bridge the Company drew down $20,000 on January 16, 2024 for the purchase of M/T Julius Caesar that were repaid on January 18, 2024 and another $8,000 on January 23, 2024 for the purchase of M/T Legio X Equestris that were repaid on January 25, 2024. The HSBC Bridge was for a maximum amount of $24,000 at any time, carried an interest of 3% plus term SOFR and was guaranteed by Mr. Evangelos J. Pistiolis, for which guarantee Mr. Evangelos J. Pistiolis charged the Company a 1% fee on the amounts drawn down.

The 1st CMBFL SLBs were accounted for as a financing transaction, as control will remain with the Company and the two vessels will continue to be recorded as assets on the Company’s balance sheet. In addition, the Company has continuous options to repurchase the vessels below fair value. Finally, the Company treated the 1st CMBFL SLBs as a debt modification (refinancing) of the Old CMBFL SLBs.

2nd CMBFL SLB

On May 1, 2024 the Company consummated an SLB with CMBFL (the “2nd CMBFL SLB”), for its vessel M/T Eco Marina Del Ray. Following the sale, the Company has bareboat chartered back the vessel for a period of seven years at bareboat hire rates comprising of 28 consecutive quarterly installments of $500 and a balloon payment of $14,000 payable together with the last installment, plus interest based on the three months Term SOFR plus 2.60%.

As part of this transaction, the Company has continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option will be exercised and at the end of the seven-year period it has an option to buy back the vessel at a cost represented by the balloon payment. The gross proceeds from the sale were $28,000.

The 2nd CMBFL SLB contains customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including (i) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (ii) minimum free liquidity of $500 per vessel at the guarantor’s level. Additionally, the 2nd CMBFL SLB contains restrictions on the shipowning company incurring further indebtedness or guarantees and paying dividends when in default or if such dividend payment would result in an event of default or termination event under the 2nd CMBFL SLB. The same dividend restrictions apply to the Company as well. The 2nd CMBFL SLB has a change of control provision whereby there may not be a change of control of the Company, save with the prior written consent of the financier.

The 2nd CMBFL SLB is secured mainly by the following:

•	Ownership of M/T Eco Marina Del Ray;
•	Assignment of insurances and earnings of M/T Eco Marina Del Ray;
•	Specific assignment of any time charters of M/T Eco Marina Del Ray with duration of more than 12 months;
•	Corporate guarantee of the Company;
•	Pledge of the shares of M/T Eco Marina Del Ray’s shipowning subsidiary;
•	Pledge over the earnings account of M/T Eco Marina Del Ray.

The 2nd CMBFL SLB was accounted for as a financing transaction, as control will remain with the Company and the vessel will continue to be recorded as an asset on the Company’s balance sheet. In addition, the Company has continuous options to repurchase the vessel below fair value.

As of June 30, 2024, the Company was in compliance with all debt covenants with respect to its credit facilities. The fair value of debt outstanding on June 30, 2024, after excluding unamortized financing fees, amounted to $268,250 when valuing the 1st CMBFL SLBs on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on June 30, 2024, which is considered to be a Level 2 item in accordance with the fair value hierarchy. As of June 30, 2024 the applicable average SOFR was 5.3%.